TAX MATTERS - RECOGNIZED AND UNRECOGNIZED DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 29,663,000	$ 16,954,000
Deductible temporary differences	96,282,000	97,694,000
Tax credits for deductions	5,381,000	3,693,000
Total deferred tax assets	131,326,000	118,341,000	$ 107,836,000
Total deferred tax liabilities	43,942,000	45,597,000	$ (56,062,000)
Year 1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	2,431,000	828,000
Deductible temporary differences	12,578,000	995,000
Tax credits for deductions	1,266,000	3,017,000
Total deferred tax assets	16,275,000	4,840,000
Total deferred tax liabilities	4,436,000	4,603,000
Year 2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	4,849,000	1,800,000
Deductible temporary differences	14,018,000	9,539,000
Tax credits for deductions	1,266,000	676,000
Total deferred tax assets	20,133,000	12,016,000
Total deferred tax liabilities	4,436,000	4,603,000
Year 3
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	5,368,000	2,124,000
Deductible temporary differences	14,401,000	18,086,000
Tax credits for deductions	1,266,000	0
Total deferred tax assets	21,035,000	20,210,000
Total deferred tax liabilities	4,436,000	4,603,000
Year 4
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	1,800,000	2,505,000
Deductible temporary differences	15,065,000	24,221,000
Tax credits for deductions	1,266,000	0
Total deferred tax assets	18,131,000	26,726,000
Total deferred tax liabilities	4,436,000	4,603,000
Year 5
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	749,000	2,991,000
Deductible temporary differences	15,066,000	33,667,000
Tax credits for deductions	317,000	0
Total deferred tax assets	16,133,000	36,658,000
Total deferred tax liabilities	4,436,000	4,603,000
Year 6
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	2,713,000	3,505,000
Deductible temporary differences	8,075,000	995,000
Tax credits for deductions	0	0
Total deferred tax assets	10,788,000	4,500,000
Total deferred tax liabilities	4,436,000	4,603,000
Subsequent years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	11,753,000	3,201,000
Deductible temporary differences	17,079,000	10,191,000
Tax credits for deductions	0	0
Total deferred tax assets	28,831,000	13,391,000
Total deferred tax liabilities	$ 17,326,000	$ 17,979,000